Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 28,901	Taxes	CHILE	snj:CL-AN	The General Treasury of the Republic [Member]	Chile/CL-AN/Copper/Open Pit [Member]	Copper [Member]	South America Mining: Other [Member]	Open Pit
#: 2
	11,619	Royalties	CHILE	snj:CL-AN	The General Treasury of the Republic [Member]	Chile/CL-AN/Copper/Open Pit [Member]	Copper [Member]	South America Mining: Other [Member]	Open Pit
#: 3
	14,244	Fees	CHILE	snj:CL-AN	The General Treasury of the Republic [Member]	Chile/CL-AN/Copper/Open Pit [Member]	Copper [Member]	South America Mining: Other [Member]	Open Pit
#: 4
	568	Fees	CHILE	snj:CL-AN	Municipality of Calama [Member]	Chile/CL-AN/Copper/Open Pit [Member]	Copper [Member]	South America Mining: Other [Member]	Open Pit
#: 5
	1,667,563	Taxes	INDONESIA	snj:ID-PA	Directorate General of Taxes [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 6
	140,640	Taxes	INDONESIA	snj:ID-PA	Directorate General of Mineral and Coal [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 7
	445,331	Royalties	INDONESIA	snj:ID-PA	Directorate General of Mineral and Coal [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 8
	561,378	Fees	INDONESIA	snj:ID-PA	Directorate General of Customs and Excise [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 9
	100,643	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Mimika Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 10
	3,121	Fees	INDONESIA	snj:ID-PA	Regional General Treasury of Mimika Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 11
	89,476	Comm. Social Resp.	INDONESIA	snj:ID-PA	Central Papua Province [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 12
	71,194	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Central Papua Province [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 13
	10,043	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Deyai Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 14
	10,043	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Dogiyai Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 15
	10,043	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Intan Jaya Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 16
	10,043	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Nabire Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 17
	10,043	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Paniai Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 18
	10,043	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Puncak Jaya Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 19
	10,043	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Puncak Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 20
	1,925	Fees	INDONESIA	snj:ID-PA	Directorate General of Forestry Planning and Environmental Management [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 21
	491	Fees	INDONESIA	snj:ID-PA	Directorate General of Manpower Placement Development and Expansion of Employment Opportunities [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 22
	524,865	Taxes	PERU	snj:PE-ARE	National Superintendence of Customs and Tax Administration [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 23
	48,187	Royalties	PERU	snj:PE-ARE	National Superintendence of Customs and Tax Administration [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 24
	21,379	Fees	PERU	snj:PE-ARE	National Superintendence of Customs and Tax Administration [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 25
	4,150	Fees	PERU	snj:PE-ARE	Ministry of Energy and Mines [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 26
	8,763	Comm. Social Resp.	PERU	snj:PE-ARE	Ministry of Energy and Mines [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 27
	5,030	Fees	PERU	snj:PE-ARE	Supervisory Agency of Investment in Energy and Mining [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 28
	2,926	Fees	PERU	snj:PE-ARE	Agency of Environmental Evaluation and Auditing [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 29
	318	Fees	PERU	snj:PE-ARE	Ministry of Transport and Communications [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 30
	265	Taxes	PERU	snj:PE-ARE	Municipality of Arequipa [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 31
	7,097	Royalties	UNITED STATES	snj:US-CA	U.S. Department of the Interior [Member]	U.S./U.S.-CA/Oil, Natural Gas/Wells [Member]	Oil, Natural Gas [Member]	Corporate, Other & Eliminations [Member]	Well
#: 32
	10,395	Fees	UNITED STATES	snj:US-AZ	U.S. Department of the Interior [Member]	U.S./U.S.-AZ/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	U.S. Copper Mines: Other [Member]	Open Pit
#: 33
	1,294	Fees	UNITED STATES	snj:US-AZ	U.S. Department of the Interior [Member]	U.S./U.S.-AZ/Copper/Open Pit [Member]	Copper [Member]	U.S. Copper Mines: Other [Member]	Open Pit
#: 34
	377	Fees	UNITED STATES	snj:US-NM	U.S. Department of the Interior [Member]	U.S./U.S.-NM/Copper/Open Pit [Member]	Copper [Member]	U.S. Copper Mines: Other [Member]	Open Pit
#: 35
	186	Fees	UNITED STATES	snj:US-NV	U.S. Department of the Interior [Member]	U.S./U.S.-NV/Copper/Open Pit [Member]	Copper [Member]	Corporate, Other & Eliminations [Member]	Open Pit
#: 36
	$ 41	Fees	UNITED STATES	snj:US-CO	U.S. Department of the Interior [Member]	U.S./U.S.-CO/Molybdenum/Underground Mining [Member]	Molybdenum [Member]	Molybdenum Mines [Member]	Underground Mining